Schedule of Common Stock Warrants (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Number of Shares Outstanding, Beginning balance	24,415	24,415
Number of Shares Outstanding, Beginning balance		24,415
Common Stock Warrants [Member]
Number of Shares Outstanding, Beginning balance	24,415
Weighted Average Exercise Price Outstanding, balance	$ 0.11
Weighted average remaining contractual life	1 year 25 days	1 year 9 months 25 days
Aggregate Intrinsic Value Outstanding, balance	$ 1,200,387
Number of Shares, Granted
Weighted Average Exercise Price, Granted
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeited/cancelled
Weighted Average Exercise Price, Forfeited/cancelled
Number of Shares Outstanding, Beginning balance	24,415	24,415
Weighted Average Exercise Price Outstanding, balance	$ 0.11	$ 0.11
Aggregate Intrinsic Value Outstanding, balance	$ 1,200,387	$ 1,200,387